Inventory (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Inventory stored	$ 958,575		$ 958,575		$ 986,674	$ 986,674	$ 986,674
Research and development	357,519	334,155	921,106	677,929	944,330	702,792	15,542,286
Commercial Product [Member]
Research and development	28,099
Germany [Member]
Inventory stored	$ 924,452		$ 924,452		$ 924,452	$ 924,452	$ 924,452